SCHEDULE OF STOCK WARRANT, VALUATION ASSUMPTIONS (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Life	5 years	5 years
Dividend Yield	0.00%	0.00%
Expected Volatility	90.00%	90.00%
Risk-Free Interest Rate	1.00%	0.18%
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Life			5 years	5 years
Dividend Yield			0.00%	0.00%
Expected Volatility			90.00%	90.00%
Risk-Free Interest Rate			1.00%	0.18%
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Life	1 year 6 months	1 year 6 months
Dividend Yield	0.00%	0.00%
Expected Volatility	90.00%	90.00%
Warrant [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Life			1 year 6 months	1 year 6 months
Dividend Yield			0.00%	0.00%
Expected Volatility			90.00%	90.00%
Warrant [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-Free Interest Rate	0.18%	0.19%
Warrant [Member] | Minimum [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-Free Interest Rate			0.18%	0.19%
Warrant [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-Free Interest Rate	1.00%	1.59%
Warrant [Member] | Maximum [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-Free Interest Rate			1.00%	1.59%